Related-Party Transaction - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Director
Related Party Transaction [Line Items]
Consulting services fees paid	$ 8	$ 100